Fixed Assets - Additional information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Fixed Assets
Impairment	€ 5,884	€ 22,810
Fixed gross payments	54,723	€ 37,013
Building One
Fixed Assets
Fixed gross payments	1,292
Option payments	€ 1,292
Building Two
Fixed Assets
Lease term	10 years
Option to extend, lease term	5 years
Fixed gross payments	€ 28,975
Option payments	€ 26,556
Building Three
Fixed Assets
Lease term	15 years
Option to extend, lease term	5 years
Fixed gross payments	€ 502
Option payments	€ 569